SUPPLEMENT dated June 25, 2003


                              To the PROSPECTUS of

                           Standish Select Value Fund
                          Standish Small Cap Value Fund
                         Standish Small Cap Growth Fund
                          (Institutional Class Shares)
                    Standish Small Capitalization Equity Fund
                       Standish International Equity Fund
                      Standish International Small Cap Fund

                             Dated: January 28, 2003
                             Revised: April 4, 2003
-------------------------------------------------------------------------------

                                   Prospectus
                                   ----------

The following supplements the information presented throughout the prospectus.

All references to the names of the following funds are changed, effective July 1, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of fund:                                                New name of fund:
-------------                                                -----------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Select Value Fund (and "Select Value Fund")         The Boston Company Large Cap Core Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish Small Cap Value Fund                                The Boston Company Small Cap Value Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish Small Cap Growth Fund                               The Boston Company Small Cap Growth Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish Small Capitalization Equity Fund                    The Boston Company Small Capitalization Equity Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish International Equity Fund (and "International       The Boston Company International Core Equity Fund
Equity Fund")
------------------------------------------------------------ ---------------------------------------------------------
Standish International Small Cap Fund                        The Boston Company International Small Cap Fund
------------------------------------------------------------ ---------------------------------------------------------

All references to the name of the principal underwriter and distributor are changed, effective June 23, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of principal underwriter and distributor:               New name of principal underwriter and distributor:
----------------------------------------------               ---------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Fund Distributors, L.P.                             Mellon Funds Distributor, L.P.
------------------------------------------------------------ ---------------------------------------------------------


The following information supplements the information under the heading, "The Investment Adviser":

Effective July 1, 2003, The Boston Company Asset Management, LLC ("TBCAM") replaces Standish Mellon Asset Management Company LLC ("Standish Mellon") as the investment adviser to each fund. TBCAM was founded in 1970 and manages more than $21 billion in assets in international and domestic equity and balanced portfolios for public, corporate, Taft-Hartley, defined benefit plans, as well as endowment/foundation clients and sub-advised relationships. TBCAM is a wholly owned subsidiary of Mellon Financial Corporation. TBCAM's principal business address is One Boston Place, Boston, Massachusetts 02108.

There is no change in the individual fund managers responsible for managing each fund, as they are employees of TBCAM effective July 1, 2003. In addition, there is no change in the advisory fee rates payable by each fund or in other substantive terms of each fund's investment advisory agreement as a result of the substitution of TBCAM as investment adviser for the funds.

--------------------------------------------------------------------------------

The Investment Adviser

The following replaces the information in the table under the section entitled "Fund Managers" for the Standish International Small Cap Fund:

-------------------------------------------------------------------------------------------------------------------------
Fund                                     Fund Managers                          Positions during the past five years
-------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund             Daniel B. LeVan, CFA                   Vice president of Standish Mellon, Dan
                                                                                is a portfolio manager and is responsible
                                                                                for international small cap research.
-------------------------------------------------------------------------------------------------------------------------

                         SUPPLEMENT dated June 25, 2003


                  To the STATEMENT OF ADDITIONAL INFORMATION of

                           Standish Select Value Fund
                          Standish Small Cap Value Fund
                         Standish Small Cap Growth Fund
                          (Institutional Class Shares)
                    Standish Small Capitalization Equity Fund
                       Standish International Equity Fund
                      Standish International Small Cap Fund

                             Dated: January 28, 2003

--------------------------------------------------------------------------------

                       Statement of Additional Information

The following supplements the information presented throughout the Statement of Additional Information.

All references to the names of the following funds, portfolios, trust and portfolio trust are changed, effective July 1, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of fund:                                                New name of fund:
-------------                                                -----------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Select Value Fund (and "Select Value Fund")         The Boston Company Large Cap Core Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish Small Cap Value Fund                                The Boston Company Small Cap Value Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish Small Cap Growth Fund                               The Boston Company Small Cap Growth Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish Small Capitalization Equity Fund                    The Boston Company Small Capitalization Equity Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish International Equity Fund (and "International       The Boston Company International Core Equity Fund
Equity Fund")
------------------------------------------------------------ ---------------------------------------------------------
Standish International Small Cap Fund                        The Boston Company International Small Cap Fund
------------------------------------------------------------ ---------------------------------------------------------

Name of portfolio:                                           New name of portfolio:
------------------                                           ----------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Select Value Portfolio (and "Select Value           The Boston Company Large Cap Core Portfolio
Portfolio")
------------------------------------------------------------ ---------------------------------------------------------
Standish Small Cap Growth Portfolio                          The Boston Company Small Cap Growth Portfolio
------------------------------------------------------------ ---------------------------------------------------------
Standish Small Cap Value Portfolio                           The Boston Company Small Cap Value Portfolio
------------------------------------------------------------ ---------------------------------------------------------
Standish International Equity Portfolio (and                 The Boston Company International Core Equity Portfolio
"International Equity Portfolio")
------------------------------------------------------------ ---------------------------------------------------------
Standish International Small Cap Portfolio                   The Boston Company International Small Cap Portfolio
------------------------------------------------------------ ---------------------------------------------------------
Name of trust:                                               New name of trust:
--------------                                               ------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish, Ayer & Wood Investment Trust                       Mellon Institutional Funds Investment Trust
------------------------------------------------------------ ---------------------------------------------------------
Name of portfolio trust:                                     New name of portfolio trust:
------------------------                                     ----------------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish, Ayer & Wood Master Portfolio                       Mellon Institutional Funds Master Portfolio
------------------------------------------------------------ ---------------------------------------------------------

All references to the name of the principal underwriter and distributor are changed, effective June 23, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of principal underwriter and distributor:               New name of principal underwriter and distributor:
----------------------------------------------               --------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Fund Distributors, L.P.                             Mellon Funds Distributor, L.P.
------------------------------------------------------------ ---------------------------------------------------------

The following information supplements the information under the heading "Investment Adviser":

Effective July 1, 2003, The Boston Company Asset Management, LLC ("TBCAM") replaces Standish Mellon Asset Management Company LLC ("Standish Mellon") as investment adviser to Large Cap Core Portfolio (formerly "Select Value Portfolio"), Small Cap Growth Portfolio, Small Cap Fund, Small Cap Value Portfolio, International Core Equity Portfolio (formerly "International Equity Portfolio") and International Small Cap Portfolio, by assuming all of Standish Mellon's responsibilities and rights under the investment advisory agreement between the fund and the portfolios and Standish Mellon. The services provided to the fund and the portfolios pursuant to the investment advisory agreements after July 1, 2003 are the same as the services previously provided by Standish Mellon to the fund and portfolios. Pursuant to the agreement between TBCAM and Standish Mellon, TBCAM has engaged Standish Mellon to continue to provide, but on TBCAM's behalf, certain administrative, compliance and shareholder service functions previously provided by Standish Mellon directly.

TBCAM is registered as an investment adviser under the Investment Advisers Act of 1940. TBCAM is a wholly owned indirect subsidiary of Boston Safe Deposit and Trust Company, a trust company, located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108. Boston Safe Deposit and Trust Company is a wholly owned subsidiary of Mellon Financial Corporation.

TBCAM Holdings, also located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108, is the manager of TBCAM. The following constitute the members of the Board of Directors of TBCAM Holdings: William Adam; Frank Antin; Stephen Canter; Corey Griffin; Peter Higgins; Edward Ladd; John Nagorniak; Ron O'Hanley; and Patrick Sheppard.

The following information supplements the information under the "Trustees and Officers of the Trust and Portfolio Trust" section of the "Management" heading:

Effective July 1, 2003, Patrick J. Sheppard serves as President and Chief Executive Officer of the Trust (formerly "Standish, Ayer & Wood Investment Trust") and Portfolio Trust (formerly "Standish, Ayer & Wood Master Portfolio").

---------------------------------------------------------------------------------------------------------------------
Name, Address and (Age)       Term of Office   Principal Occupation(s)          Number of      Other Directorships
Position with the Trust        and Length of   During Past 5 Years            Portfolios in      Held by Trustees
                               Time Served*                                    Fund Complex
                                                                               Overseen by
                                                                                 Trustee
---------------------------------------------------------------------------------------------------------------------
               Interested Principal Officers who are not Trustees
---------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard             Since 2003      Senior Vice President and
(37) President and Chief                         Chief Operating Officer,
Executive Officer                               Mellon Institutional Asset
c/o Standish Mellon Asset                       Management; formerly Vice
Management Company LLC,                       President and Chief Financial
One Boston Place                              Officer, Mellon Institutional
Boston, MA  02108                                   Asset Management.

                         SUPPLEMENT dated June 25, 2003


                              To the PROSPECTUS of

                       Standish Tax-Sensitive Equity Fund
                  Standish Small Cap Tax-Sensitive Equity Fund
                   Standish Intermediate Tax Exempt Bond Fund
            Standish Massachusetts Intermediate Tax Exempt Bond Fund


                             Dated: January 28, 2003

--------------------------------------------------------------------------------

                                   Prospectus
                                   -----------

The following supplements the information presented throughout the prospectus.

All references to the names of the following funds are changed, effective July 1, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of fund:                                                New name of fund:
-------------                                                -----------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Small Cap Tax-Sensitive Equity Fund                 The Boston Company Small Cap Tax-Sensitive Equity Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish Intermediate Tax Exempt Bond Fund                   Standish Mellon Intermediate Tax Exempt Bond Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish Massachusetts Intermediate Tax Exempt Bond Fund     Standish Mellon Intermediate Tax Exempt Bond Fund
------------------------------------------------------------ ---------------------------------------------------------


All references to the name of the principal underwriter and distributor are changed, effective June 23, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of principal underwriter and distributor:               New name of principal underwriter and distributor:
----------------------------------------------               --------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Fund Distributors, L.P.                             Mellon Funds Distributor, L.P.
------------------------------------------------------------ ---------------------------------------------------------

For the Standish Small Cap Tax-Sensitive Equity Fund only, the following information supplements the information under "The Investment Adviser" heading

Effective July 1, 2003, The Boston Company Asset Management, LLC ("TBCAM") replaces Standish Mellon Asset Management Company LLC ("Standish Mellon") as the investment adviser to The Boston Company Small Cap Tax-Sensitive Equity Fund (formerly the "Standish Small Cap Tax-Sensitive Equity Fund"). TBCAM was founded in 1970 and manages more than $21 billion in assets in international and domestic equity and balanced portfolios for public, corporate, Taft-Hartley, defined benefit plans, as well as endowment/foundation clients and sub-advised relationships. TBCAM is a wholly owned subsidiary of Mellon Financial Corporation. TBCAM's principal business address is One Boston Place, Boston, Massachusetts 02108.

There is no change in the individual fund managers responsible for managing the fund, as they are employees of TBCAM effective July 1, 2003. In addition, there is no change in the advisory fee rates payable by the fund or in other substantive terms of the fund's investment advisory agreement as a result of the substitution of TBCAM as investment adviser for the fund.

                         SUPPLEMENT dated June 25, 2003


                  To the STATEMENT OF ADDITIONAL INFORMATION of

                       Standish Tax-Sensitive Equity Fund
                  Standish Small Cap Tax-Sensitive Equity Fund
                   Standish Intermediate Tax Exempt Bond Fund
            Standish Massachusetts Intermediate Tax Exempt Bond Fund


                             Dated: January 28, 2003

--------------------------------------------------------------------------------

                       Statement of Additional Information
                       -----------------------------------

The following supplements the information presented throughout the Statement of Additional Information.

All references to the names of the following funds and the name of the trust, are changed, effective July 1, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of fund:                                                New name of fund:
-------------                                                -----------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Small Cap Tax-Sensitive Equity Fund                 The Boston Company Small Cap Tax-Sensitive Equity Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish Intermediate Tax Exempt Bond Fund                   Standish Mellon Intermediate Tax Exempt Bond Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish Massachusetts Intermediate Tax Exempt Bond Fund     Standish Mellon Intermediate Tax Exempt Bond Fund
------------------------------------------------------------ ---------------------------------------------------------
Name of trust:                                               New name of trust:
--------------                                               ------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish, Ayer & Wood Investment Trust                       Mellon Institutional Funds Investment Trust
------------------------------------------------------------ ---------------------------------------------------------


All references to the name of the principal underwriter and distributor are changed, effective June 23, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of principal underwriter and distributor:               New name of principal underwriter and distributor:
----------------------------------------------               --------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Fund Distributors, L.P.                             Mellon Funds Distributor, L.P.
------------------------------------------------------------ ---------------------------------------------------------

For the Standish Small Cap Tax-Sensitive Equity Fund only, the following information supplements the information under the "Investment Adviser" heading:

Effective July 1, 2003, The Boston Company Asset Management, LLC ("TBCAM") replaces Standish Mellon Asset Management Company LLC ("Standish Mellon") as investment adviser to The Boston Company Small Cap Tax-Sensitive Equity Fund (formerly the Standish Small Cap Tax-Sensitive Equity Fund) by assuming all of Standish Mellon's responsibilities and rights under the investment advisory agreement between the fund and Standish Mellon. The services provided to the fund pursuant to the investment advisory agreement after July 1, 2003 are the same as the services previously provided by Standish Mellon to the fund. Pursuant to an agreement between TBCAM and Standish Mellon, TBCAM has engaged Standish Mellon to continue to provide, but on TBCAM's behalf, certain administrative, compliance and shareholder service functions previously provided by Standish Mellon directly.

TBCAM is registered as an investment adviser under the Investment Advisers Act of 1940. TBCAM is a wholly owned indirect subsidiary of Boston Safe Deposit and Trust Company, a trust company, located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108. Boston Safe Deposit and Trust Company is a wholly owned subsidiary of Mellon Financial Corporation.

TBCAM Holdings, also located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108, is the manager of TBCAM. The following constitute the members of the Board of Directors of TBCAM Holdings: William Adam; Frank Antin; Stephen Canter; Corey Griffin; Peter Higgins; Edward Ladd; John Nagorniak; Ron O'Hanley; and Patrick Sheppard.

For all funds, the following information supplements the information under the "Trustees and Officers" section of the "Management" heading:

Effective July 1, 2003, Patrick J. Sheppard serves as President and Chief Executive Officer of the Trust (formerly "Standish, Ayer & Wood Investment Trust").

---------------------------------------------------------------------------------------------------------------------
Name, Address and (Age)       Term of Office   Principal Occupation(s)          Number of      Other Directorships
Position with the Trust        and Length of   During Past 5 Years            Portfolios in      Held by Trustees
                               Time Served*                                    Fund Complex
                                                                               Overseen by
                                                                                 Trustee
---------------------------------------------------------------------------------------------------------------------
               Interested Principal Officers who are not Trustees
---------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard             Since 2003      Senior Vice President and
(37) President and Chief                         Chief Operating Officer,
Executive Officer                               Mellon Institutional Asset
c/o Standish Mellon Asset                       Management; formerly Vice
Management Company LLC,                       President and Chief Financial
One Boston Place                              Officer, Mellon Institutional
Boston, MA  02108                                   Asset Management.

                         SUPPLEMENT dated June 25, 2003


                              To the PROSPECTUS of

                         Standish Small Cap Growth Fund
                             (Service Class Shares)

                             Dated: January 28, 2003


                                   Prospectus
                                   ----------

The following supplements the information presented throughout the prospectus.

All references to the name of the fund are changed, effective July 1, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of fund:                                                New name of fund:
-------------                                                -----------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Small Cap Growth Fund                               The Boston Company Small Cap Growth Fund
------------------------------------------------------------ ---------------------------------------------------------


All references to the name of the principal underwriter and distributor are changed, effective June 23, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of principal underwriter and distributor:               New name of principal underwriter and distributor:
----------------------------------------------               --------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Fund Distributors, L.P.                             Mellon Funds Distributor, L.P.
------------------------------------------------------------ ---------------------------------------------------------


The following information supplements the information under the heading, "The Investment Adviser":

Effective July 1, 2003, The Boston Company Asset Management, LLC ("TBCAM") replaces Standish Mellon Asset Management Company LLC ("Standish Mellon") as the investment adviser to the fund. TBCAM was founded in 1970 and manages more than $21 billion in assets in international and domestic equity and balanced portfolios for public, corporate, Taft-Hartley, defined benefit plans, as well as endowment/foundation clients and sub-advised relationships. TBCAM is a wholly owned subsidiary of Mellon Financial Corporation. TBCAM's principal business address is One Boston Place, Boston, Massachusetts 02108.

There is no change in the individual fund managers responsible for managing the fund, as they are employees of TBCAM effective July 1, 2003. In addition, there is no change in the advisory fee rates payable by the fund or in other substantive terms of the fund's investment advisory agreement as a result of the substitution of TBCAM as investment adviser for the fund.

                         SUPPLEMENT dated June 25, 2003


                  To the STATEMENT OF ADDITIONAL INFORMATION of

                         Standish Small Cap Growth Fund
                             (Service Class Shares)

                             Dated: January 28, 2003

-------------------------------------------------------------------------------

                       Statement of Additional Information
                       -----------------------------------

The following supplements the information presented throughout the Statement of Additional Information.

All references to the name of the fund, portfolio, trust and portfolio trust are changed, effective July 1, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of fund:                                                New name of fund:
-------------                                                -----------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Small Cap Growth Fund (Small Cap Growth Fund)       The Boston Company Small Cap Growth Fund (Small Cap
Service Class                                                Growth Fund) Service Class
------------------------------------------------------------ ---------------------------------------------------------
Name of portfolio:                                           New name of portfolio:
------------------                                           ----------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Small Cap Growth Portfolio                          The Boston Company Small Cap Growth Portfolio
------------------------------------------------------------ ---------------------------------------------------------
Name of trust:                                               New name of trust:
--------------                                               ------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish, Ayer & Wood Investment Trust                       Mellon Institutional Funds Investment Trust
------------------------------------------------------------ ---------------------------------------------------------
Name of portfolio trust:                                     New name of portfolio trust:
------------------------                                     ----------------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish, Ayer & Wood Master Portfolio                       Mellon Institutional Funds Master Portfolio
------------------------------------------------------------ ---------------------------------------------------------

All references to the name of the principal underwriter and distributor are changed, effective June 23, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of principal underwriter and distributor:               New name of principal underwriter and distributor:
----------------------------------------------               --------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Fund Distributors, L.P.                             Mellon Funds Distributor, L.P.
------------------------------------------------------------ ---------------------------------------------------------

The following information supplements the information under the heading "Investment Adviser":

Effective July 1, 2003, The Boston Company Asset Management, LLC ("TBCAM") replaces Standish Mellon Asset Management Company LLC ("Standish Mellon") as investment adviser to the Small Cap Growth Portfolio (formerly the Standish Small Cap Growth Portfolio), by assuming all of Standish Mellon's responsibilities and rights under the investment advisory agreement between the Portfolio and Standish Mellon. The services provided to the Portfolio pursuant to the investment advisory agreement after July 1, 2003 are the same as the services previously provided by Standish Mellon to the Portfolio. Pursuant to an agreement between TBCAM and Standish Mellon, TBCAM has engaged Standish Mellon to continue to provide, but on TBCAM's behalf, certain administrative, compliance and shareholder service functions previously provided by Standish Mellon directly.

TBCAM is registered as an investment adviser under the Investment Advisers Act of 1940. TBCAM is a wholly owned indirect subsidiary of Boston Safe Deposit and Trust Company, a trust company, located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108. Boston Safe Deposit and Trust Company is a wholly owned subsidiary of Mellon Financial Corporation.

TBCAM Holdings, also located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108, is the manager of TBCAM. The following constitute the members of the Board of Directors of TBCAM Holdings: William Adam; Frank Antin; Stephen Canter; Corey Griffin; Peter Higgins; Edward Ladd; John Nagorniak; Ron O'Hanley; and Patrick Sheppard.

The following information supplements the information under the "Trustees and Officers of the Trust and Portfolio Trust" section of the "Management" heading:

Effective July 1, 2003, Patrick J. Sheppard serves as President and Chief Executive Officer of the Trust (formerly "Standish, Ayer & Wood Investment Trust") and Portfolio Trust (formerly "Standish, Ayer & Wood Master Portfolio").

---------------------------------------------------------------------------------------------------------------------
Name, Address and (Age)       Term of Office   Principal Occupation(s)          Number of      Other Directorships
Position with the Trust        and Length of   During Past 5 Years            Portfolios in      Held by Trustees
                               Time Served*                                    Fund Complex
                                                                               Overseen by
                                                                                 Trustee
---------------------------------------------------------------------------------------------------------------------
               Interested Principal Officers who are not Trustees
---------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard             Since 2003      Senior Vice President and
(37) President and Chief                         Chief Operating Officer,
Executive Officer                               Mellon Institutional Asset
c/o Standish Mellon Asset                       Management; formerly Vice
Management Company LLC,                       President and Chief Financial
One Boston Place                              Officer, Mellon Institutional
Boston, MA  02108                                   Asset Management.

                         SUPPLEMENT dated June 25, 2003


                              To the PROSPECTUS of

                           Standish Fixed Income Fund
                       Standish Investment Grade Bond Fund
                          Standish High Yield Bond Fund
                     Standish Short-Term Asset Reserve Fund
                      Standish Short-Term Fixed Income Fund

                               Dated: May 1, 2003

--------------------------------------------------------------------------------

                                   Prospectus
                                   ----------

The following supplements the information presented throughout the prospectus.

All references to the names of the following funds, effective July 1, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of fund:                                                New name of fund:
-------------                                                -----------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Fixed Income Fund                                   Standish Mellon Fixed Income Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish Investment Grade Bond Fund                          Standish Mellon Investment Grade Bond Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish High Yield Bond Fund                                Standish Mellon High Yield Bond Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish Short-Term Asset Reserve Fund                       Standish Mellon Short-Term Asset Reserve Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish Short-Term Fixed Income Fund                        Standish Mellon Short-Term Fixed Income Fund
------------------------------------------------------------ ---------------------------------------------------------


All references to the name of the principal underwriter and distributor are changed, effective June 23, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of principal underwriter and distributor:               New name of principal underwriter and distributor:
----------------------------------------------               --------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Fund Distributors, L.P.                             Mellon Funds Distributor, L.P.
------------------------------------------------------------ ---------------------------------------------------------

                         SUPPLEMENT dated June 25, 2003


                  To the STATEMENT OF ADDITIONAL INFORMATION of

                           Standish Fixed Income Fund
                       Standish Investment Grade Bond Fund
                          Standish High Yield Bond Fund
                     Standish Short-Term Asset Reserve Fund
                      Standish Short-Term Fixed Income Fund

                               Dated: May 1, 2003

--------------------------------------------------------------------------------

                       Statement of Additional Information
                       -----------------------------------

The following supplements the information presented throughout the Statement of Additional Information.

All references to the names of the following funds, portfolios, trust and portfolio trust are changed, effective July 1, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of fund:                                                New name of fund:
-------------                                                -----------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Fixed Income Fund                                   Standish Mellon Fixed Income Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish Investment Grade Bond Fund                          Standish Mellon Investment Grade Bond Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish High Yield Bond Fund                                Standish Mellon High Yield Bond Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish Short-Term Asset Reserve Fund                       Standish Mellon Short-Term Asset Reserve Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish Short-Term Fixed Income Fund                        Standish Mellon Short-Term Fixed Income Fund
------------------------------------------------------------ ---------------------------------------------------------
Name of portfolio:                                           New name of portfolio:
------------------                                           ----------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Fixed Income Portfolio                              Standish Mellon Fixed Income Portfolio
------------------------------------------------------------ ---------------------------------------------------------
Standish High Yield Bond Portfolio                           Standish Mellon High Yield Bond Portfolio
------------------------------------------------------------ ---------------------------------------------------------
Standish Short-Term Asset Reserve Portfolio                  Standish Mellon Short-Term Asset Reserve Portfolio
------------------------------------------------------------ ---------------------------------------------------------


------------------------------------------------------------ ---------------------------------------------------------
Name of trust:                                               New name of trust:
--------------                                               ------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish, Ayer & Wood Investment Trust                       Mellon Institutional Funds Investment Trust
------------------------------------------------------------ ---------------------------------------------------------
Name of portfolio trust:                                     New name of portfolio trust:
------------------------                                     ----------------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish, Ayer & Wood Master Portfolio                       Mellon Institutional Funds Master Portfolio
------------------------------------------------------------ ---------------------------------------------------------


All references to the name of the principal underwriter and distributor are changed, effective June 23, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of principal underwriter and distributor:               New name of principal underwriter and distributor:
----------------------------------------------               --------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Fund Distributors, L.P.                             Mellon Funds Distributor, L.P.
------------------------------------------------------------ ---------------------------------------------------------


The following information supplements the information under the "Trustees and Officers of the Trust and Portfolio Trust" section of the "Management" heading:

Effective July 1, 2003, Patrick J. Sheppard serves as President and Chief Executive Officer of the Trust (formerly "Standish, Ayer & Wood Investment Trust") and Portfolio Trust (formerly "Standish, Ayer & Wood Master Portfolio").

---------------------------------------------------------------------------------------------------------------------
Name, Address and (Age)       Term of Office   Principal Occupation(s)          Number of      Other Directorships
Position with the Trust        and Length of   During Past 5 Years            Portfolios in      Held by Trustees
                               Time Served*                                    Fund Complex
                                                                               Overseen by
                                                                                 Trustee
---------------------------------------------------------------------------------------------------------------------
               Interested Principal Officers who are not Trustees
---------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard             Since 2003      Senior Vice President and
(37) President and Chief                         Chief Operating Officer,
Executive Officer                               Mellon Institutional Asset
c/o Standish Mellon Asset                       Management; formerly Vice
Management Company LLC,                       President and Chief Financial
One Boston Place                              Officer, Mellon Institutional
Boston, MA  02108                                   Asset Management.

                         SUPPLEMENT dated June 25, 2003


                              To the PROSPECTUS of

                    Standish International Fixed Income Fund
                          (Institutional Class Shares)
                   Standish International Fixed Income Fund II
                        Standish Global Fixed Income Fund

                               Dated: May 1, 2003

--------------------------------------------------------------------------------

                                   Prospectus
                                   ----------

The following supplements the information presented throughout the prospectus.

All references to the names of the following funds are changed, effective July 1, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of fund:                                                New name of fund:
-------------                                                -----------------
------------------------------------------------------------ ---------------------------------------------------------
Standish International Fixed Income Fund                     Standish Mellon International Fixed Income Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish International Fixed Income Fund II                  Standish Mellon International Fixed Income Fund II
------------------------------------------------------------ ---------------------------------------------------------
Standish Global Fixed Income Fund                            Standish Mellon Global Fixed Income Fund
------------------------------------------------------------ ---------------------------------------------------------

All references to the name of the principal underwriter and distributor are changed, effective June 23, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of principal underwriter and distributor:               New name of principal underwriter and distributor:
----------------------------------------------               --------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Fund Distributors, L.P.                             Mellon Funds Distributor, L.P.
------------------------------------------------------------ ---------------------------------------------------------

                         SUPPLEMENT dated June 25, 2003


                  To the STATEMENT OF ADDITIONAL INFORMATION of

                    Standish International Fixed Income Fund
                          (Institutional Class Shares)
                   Standish International Fixed Income Fund II
                        Standish Global Fixed Income Fund

                               Dated: May 1, 2003

--------------------------------------------------------------------------------

                       Statement of Additional Information
                       -----------------------------------

The following supplements the information presented throughout the Statement of Additional Information.

All references to the names of the following funds, portfolios, trust and portfolio trust are changed, effective July 1, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of fund:                                                New name of fund:
-------------                                                -----------------
------------------------------------------------------------ ---------------------------------------------------------
Standish International Fixed Income Fund                     Standish Mellon International Fixed Income Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish International Fixed Income Fund II                  Standish Mellon International Fixed Income Fund II
------------------------------------------------------------ ---------------------------------------------------------
Standish Global Fixed Income Fund                            Standish Mellon Global Fixed Income Fund
------------------------------------------------------------ ---------------------------------------------------------
Name of portfolio:                                           New name of portfolio:
------------------                                           ----------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Global Fixed Income Portfolio                       Standish Mellon Global Fixed Income Portfolio
------------------------------------------------------------ ---------------------------------------------------------
Name of trust:                                               New name of trust:
--------------                                               ------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish, Ayer & Wood Investment Trust                       Mellon Institutional Funds Investment Trust
------------------------------------------------------------ ---------------------------------------------------------
Name of portfolio trust:                                     New name of portfolio trust:
------------------------                                     ----------------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish, Ayer and Wood Master Portfolio                     Mellon Institutional Funds Master Portfolio
------------------------------------------------------------ ---------------------------------------------------------

All references to the name of the principal underwriter and distributor are changed, effective June 23, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of principal underwriter and distributor:               New name of principal underwriter and distributor:
----------------------------------------------               --------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Fund Distributors, L.P.                             Mellon Funds Distributor, L.P.
------------------------------------------------------------ ---------------------------------------------------------


The following information supplements the information under the "Trustees and Officers of the Trust and Portfolio Trust" section of the "Management" heading:

Effective July 1, 2003, Patrick J. Sheppard serves as President and Chief Executive Officer of the Trust (formerly "Standish, Ayer & Wood Investment Trust") and Portfolio Trust (formerly "Standish, Ayer & Wood Master Portfolio").

---------------------------------------------------------------------------------------------------------------------
Name, Address and (Age)       Term of Office   Principal Occupation(s)          Number of      Other Directorships
Position with the Trust        and Length of   During Past 5 Years            Portfolios in      Held by Trustees
                               Time Served*                                    Fund Complex
                                                                               Overseen by
                                                                                 Trustee
---------------------------------------------------------------------------------------------------------------------
               Interested Principal Officers who are not Trustees
---------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard             Since 2003      Senior Vice President and
(37) President and Chief                         Chief Operating Officer,
Executive Officer                               Mellon Institutional Asset
c/o Standish Mellon Asset                       Management; formerly Vice
Management Company LLC,                       President and Chief Financial
One Boston Place                              Officer, Mellon Institutional
Boston, MA  02108                                   Asset Management.

                         SUPPLEMENT dated June 25, 2003


                              To the PROSPECTUS of

                          Standish Crossover Bond Fund
                     Standish Opportunistic High Yield Fund
                Standish Opportunistic Emerging Markets Debt Fund

                               Dated: May 1, 2003

--------------------------------------------------------------------------------

                                   Prospectus
                                   ----------

The following supplements the information presented throughout the prospectus.

All references to the names of the following funds are changed, effective July 1, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of fund:                                                New name of fund:
-------------                                                -----------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Crossover Bond Fund                                 Standish Mellon Crossover Bond Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish Opportunistic High Yield Fund                       Standish Mellon Opportunistic High Yield Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish Opportunistic Emerging Markets Debt Fund            Standish Mellon Opportunistic Emerging Markets Debt Fund
------------------------------------------------------------ ---------------------------------------------------------


All references to the name of the principal underwriter and distributor are changed, effective June 23, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of principal underwriter and distributor:               New name of principal underwriter and distributor:
----------------------------------------------               --------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Fund Distributors, L.P.                             Mellon Funds Distributor, L.P.
------------------------------------------------------------ ---------------------------------------------------------

                         SUPPLEMENT dated June 25, 2003


                  To the STATEMENT OF ADDITIONAL INFORMATION of

                          Standish Crossover Bond Fund
                     Standish Opportunistic High Yield Fund
                Standish Opportunistic Emerging Markets Debt Fund


                               Dated: May 1, 2003

--------------------------------------------------------------------------------

                       Statement of Additional Information
                       -----------------------------------

The following supplements the information presented throughout the Statement of Additional Information.

All references to the names of the following funds and trust are changed, effective July 1, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of fund:                                                New name of fund:
-------------                                                -----------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Crossover Bond Fund                                 Standish Mellon Crossover Bond Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish Opportunistic High Yield Fund                       Standish Mellon Opportunistic High Yield Fund
------------------------------------------------------------ ---------------------------------------------------------
Standish Opportunistic Emerging Markets Debt Fund            Standish Mellon Opportunistic Emerging Markets Debt Fund
------------------------------------------------------------ ---------------------------------------------------------
Name of trust:                                               New name of trust:
--------------                                               ------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish, Ayer & Wood Investment Trust                       Mellon Institutional Funds Investment Trust
------------------------------------------------------------ ---------------------------------------------------------


All references to the name of the principal underwriter and distributor are changed, effective June 23, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of principal underwriter and distributor:               New name of principal underwriter and distributor:
----------------------------------------------               --------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Fund Distributors, L.P.                             Mellon Funds Distributor, L.P.
------------------------------------------------------------ ---------------------------------------------------------

The following information supplements the information under the "Trustees and Officers" section of the "Management" heading:

Effective July 1, 2003, Patrick J. Sheppard serves as President and Chief Executive Officer of the Trust (formerly "Standish, Ayer & Wood Investment Trust").

---------------------------------------------------------------------------------------------------------------------
Name, Address and (Age)       Term of Office   Principal Occupation(s)          Number of      Other Directorships
Position with the Trust        and Length of   During Past 5 Years            Portfolios in      Held by Trustees
                               Time Served*                                    Fund Complex
                                                                               Overseen by
                                                                                 Trustee
---------------------------------------------------------------------------------------------------------------------
               Interested Principal Officers who are not Trustees
---------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard             Since 2003      Senior Vice President and
(37) President and Chief                         Chief Operating Officer,
Executive Officer                               Mellon Institutional Asset
c/o Standish Mellon Asset                       Management; formerly Vice
Management Company LLC,                       President and Chief Financial
One Boston Place                              Officer, Mellon Institutional
Boston, MA  02108                                   Asset Management.

                         SUPPLEMENT dated June 25, 2003


                              To the PROSPECTUS of

                    Standish International Fixed Income Fund
                             (Service Class Shares)

                               Dated: May 1, 2003

--------------------------------------------------------------------------------

                                   Prospectus
                                   -----------

The following supplements the information presented throughout the prospectus.

All references to the name of the fund are changed, effective July 1, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of fund:                                                New name of fund:
-------------                                                -----------------
------------------------------------------------------------ ---------------------------------------------------------
Standish International Fixed Income Fund                     Standish Mellon International Fixed Income Fund
------------------------------------------------------------ ---------------------------------------------------------

All references to the name of the principal underwriter and distributor are changed, effective June 23, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of principal underwriter and distributor:               New name of principal underwriter and distributor:
----------------------------------------------               --------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Fund Distributors, L.P.                             Mellon Funds Distributor, L.P.
------------------------------------------------------------ ---------------------------------------------------------

                         SUPPLEMENT dated June 25, 2003


                  To the STATEMENT OF ADDITIONAL INFORMATION of

                    Standish International Fixed Income Fund
                                  Service Class

                               Dated: May 1, 2003

--------------------------------------------------------------------------------

                       Statement of Additional Information
                       -----------------------------------

The following supplements the information presented throughout the Statement of Additional Information.

All references to the name of the fund and the trust are changed, effective July 1, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of fund:                                                New name of fund:
-------------                                                -----------------
------------------------------------------------------------ ---------------------------------------------------------
Standish International Fixed Income Fund                     Standish Mellon International Fixed Income Fund
------------------------------------------------------------ ---------------------------------------------------------
Name of trust:                                               New name of trust:
--------------                                               ------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish, Ayer & Wood Investment Trust                       Mellon Institutional Funds Investment Trust
------------------------------------------------------------ ---------------------------------------------------------


All references to the name of the principal underwriter and distributor are changed, effective June 23, 2003, as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name of principal underwriter and distributor:               New name of principal underwriter and distributor:
----------------------------------------------               --------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Standish Fund Distributors, L.P.                             Mellon Funds Distributor, L.P.
------------------------------------------------------------ ---------------------------------------------------------


The following information supplements the information under the "Trustees and Officers" section of the "Management" heading:

Effective July 1, 2003, Patrick J. Sheppard serves as President and Chief Executive Officer of the Trust (formerly "Standish, Ayer & Wood Investment Trust").

---------------------------------------------------------------------------------------------------------------------
Name, Address and (Age)       Term of Office   Principal Occupation(s)          Number of      Other Directorships
Position with the Trust        and Length of   During Past 5 Years            Portfolios in      Held by Trustees
                               Time Served*                                    Fund Complex
                                                                               Overseen by
                                                                                 Trustee
---------------------------------------------------------------------------------------------------------------------
               Interested Principal Officers who are not Trustees
---------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard             Since 2003      Senior Vice President and
(37) President and Chief                         Chief Operating Officer,
Executive Officer                               Mellon Institutional Asset
c/o Standish Mellon Asset                       Management; formerly Vice
Management Company LLC,                       President and Chief Financial
One Boston Place                              Officer, Mellon Institutional
Boston, MA  02108                                   Asset Management.